Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9 –	LEASES

a.	Disclosures for leases in which the Company acts as lessee:

1)	The Group companies have entered into leases of buildings and motor vehicles which are used for their ongoing operations.

2)	The Company’s leases of buildings have a lease term of 2-10 years whereas leases of motor vehicles have lease terms of 3-4 years.

3)	Information on leases:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Interest expense on lease liabilities	103	193	181
Total cash outflow for leases	1,001	1,017	1,711

b.	Lease extension and termination options:

The Company has leases that include both extension and termination options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

In leases that contain noncancelable lease periods of 3-10 years, the Company did not include in the lease term the exercise of extension options existing in the lease agreements.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond five years (without the extension option).

c.	Disclosures in respect of right-of-use assets, net:

2025

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2025	4,149	2,851	7,000
Additions during the year:
New leases	-	343	343
Terminated lease	(50)	(16)	(66)
Classification	-	6	6
Adjustments arising from indexation	28	-	28
Adjustments arising from translating financial statements from functional currency to presentation currency	593	433	1,026

Balance as of December 31, 2025	4,720	3,617	8,337

Accumulated depreciation:

Balance as of January 1, 2025	2,897	1,951	4,848
Additions during the year:
Depreciation in the year	411	589	1,000
Adjustments arising from translating financial statements from functional currency to presentation currency	449	329	778

Balance as of December 31, 2025	3,757	2,869	6,626

Depreciated cost as of December 31, 2025	963	748	1,711

2024

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	4,124	2,418	6,542
Additions during the year:
New leases	-	633	633
Terminated lease	-	(25)	(25)
Classification	-	(168)	(168)
Adjustments arising from indexation	47	-	47
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	(7)	(29)

Balance as of December 31, 2024	4,149	2,851	7,000

Accumulated depreciation:

Balance as of January 1, 2024	2,532	1,500	4,032
Additions during the year:
Depreciation in the year	343	452	795
Adjustments arising from translating financial statements from functional currency to presentation currency	22	(1)	21

Balance as of December 31, 2024	2,897	1,951	4,848

Depreciated cost as of December 31, 2024	1,252	900	2,152

d.	For an analysis of maturity dates of lease liabilities, see Note 16b.

e.	The Company has leases of motor vehicles for a period of up to 12 months and for periods of 12-36 months. For lease periods up to 12 months, the Company applies the practical expedient in IFRS 16 and recognizes lease payments as an expense using the straight-line method over the lease term.

f.	Lease commitments:

In May 2017, the Company entered into a lease for 1,600 square meters of office space in the city of Or Yehuda, Israel. The lease is for a period of ten years with an option for extension by another five years. The monthly lease fees are approximately NIS 110 thousand ($34.5 thousand), linked to the Israeli Consumer Price Index of May 2017 with the addition of VAT. The lease period began on April 1, 2018.